Changes in Non-Cash Operating Working Capital Items (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash Flow Statement [Abstract]
Schedule of Changes in Non-Cash Operating Working Capital Items

	Year-ended December 31,
	2024	2023
Accounts receivable and other (excluding VAT receivable)	$2,552	$12,061
VAT Receivable	(9,958)	(4,916)
Inventories	(14,341)	(6,079)
Prepaid expenses and deposits	584	(1,310)
Accounts payable and accrued liabilities	2,443	(7,675)
Total	$(18,720)	$(7,919)